Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
We recognized the following stock compensation expense for awards under the Livent Plan:

	Year Ended December 31,
(in Millions)	2020	2019	2018
Stock Option Expense, net of taxes of $0.2, $0.4 and less than $0.1	$1.1	$1.7	$0.2
Restricted Stock Expense, net of taxes of $0.5, $0.8 and $0.1	2.6	2.8	0.2
Total Stock Compensation Expense, net of taxes of $0.7, $1.2 and $0.1 (1)	$3.7	$4.5	$0.4
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1.Gross stock compensation charges of $4.1 million, $0.2 million and $0.1 million were recorded to "Selling, general and administrative expenses", "Restructuring and other charges", and "Separation-related costs", respectively, in our consolidated and combined statements of operations for the year ended December 31, 2020. Gross stock compensation charges of $4.3 million, $1.2 million and $0.2 million were recorded to "Selling, general and administrative expenses", "Restructuring and other charges", and "Separation-related costs", respectively, in our consolidated and combined statements of operations for the year ended December 31, 2019. For the year ended December 31, 2018, this expense is classified as "Selling, general and administrative expenses" in our consolidated and combined statements of operations. After the Separation, an additional $0.4 million of stock compensation expense, not included in the table above, was recorded net of taxes of $0.1 million in the fourth quarter of 2018 related to awards held by Livent employees that were issued under the FMC Corporation Incentive Compensation and Stock Plan.
Black Scholes Valuation Assumptions for Stock Option Grants
The following table contains Black Scholes valuation assumptions for stock option granted for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Expected dividend yield	—%	—%	—%
Expected volatility	20.2% - 20.7%	20.1% - 21.0%	21.7%
Expected life (in years)	6.5	6.5	6.75
Risk-free interest rate	1.20% - 1.73%	1.86% - 2.55%	3.11%

Summary of Stock Option Activity
The following table shows stock option activity, for the year ended December 31, 2020:

	Number of Options Granted But Not Exercised	Weighted-Average Remaining Contractual Life (in Years)	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value (in Millions)
Outstanding December 31, 2019	1,638,161	6.4 years	$12.38	$0.5
Granted	309,330		$9.69
Exercised	(169,273)		$7.23	$0.4
Forfeited	(23,724)		$14.84
Cancelled	(29,000)		$9.62
Outstanding December 31, 2020	1,725,494	6.2 years	$12.45	$11.0
Exercisable at December 31, 2020	560,366	4.5 years	$8.60	$5.7

Summary of Restricted Award Activity
The following table shows RSU activity for the year ended December 31, 2020:

	Restricted Stock Units
	Number of awards	Weighted-Average Grant Date Fair Value
Nonvested December 31, 2019	631,991	$12.62
Granted	249,205	$7.31
Vested	(178,979)	$10.27
Forfeited	(15,211)	$12.01
Nonvested December 31, 2020	687,006	$11.50